Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	MFMV
Entity Registrant Name	Meritage Futures Fund L.P.
Entity Central Index Key	0001428042
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		12,129.803
Entity Public Float			$ 12,572,983
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,101.594
Entity Public Float			1,538,551
Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		770.786
Entity Public Float			712,998
Class Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		17.770
Entity Public Float			$ 17,793